UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 –	Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Asset-Backed Securities	Par (000)	Value

Asset-Backed Securities – 0.6%
First Franklin Mortgage Loan Trust, Series 2005-FF02, Class M2, 0.84%, 3/25/35 (a)	$632	$631,460
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.61%, 10/25/35 (a)	1,875	1,642,075
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	17	17,073
Series 1996-20G, 7.70%, 7/01/16	31	31,431
Series 1996-20H, 7.25%, 8/01/16	34	34,504
Series 1996-20K, 6.95%, 11/01/16	63	65,017
Series 1997-20C, 7.15%, 3/01/17	32	33,574

		2,455,134

Interest Only Asset-Backed Securities – 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	2,322	163,239
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	5,653	386,861

		550,100

Total Asset-Backed Securities — 0.7%		3,005,234

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.8%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.47%, 4/01/18	19	19
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	363	349,523
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.45%, 10/25/35 (a)	2,198	1,941,955
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.28%, 8/25/23 (a)	41	46,036
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	575	596,602

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.52%, 8/25/34 (a)	$940	$934,590

		3,868,725

Commercial Mortgage-Backed Securities — 0.6%
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,562,267

Interest Only Collateralized Mortgage Obligations — 0.6%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.00%, 5/25/33 (a)	22,949	122,248
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	579	153,181
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17	2	42
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	2,626	26
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	59,629	116,336
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	6,766	101,487
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	166	17,430
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	172	9,383
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.05%, 3/20/35 (a)	30,443	837,186
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 4.65%, 8/25/36 (a)	14,311	1,288,032
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 5/15/29 (a)	33,238	3

		2,645,354

Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust (d):
Series 2003-J5, 0.00%, 7/25/33	181	164,680

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust (d) (concluded):
Series 2003-J8, 0.00%, 9/25/23	$97	$94,598
Drexel Burnham Lambert CMO Trust, Class 1 (d):
Series K, 0.00%, 9/23/17	1	991
Series V, 0.00%, 9/01/18	—(e)	88
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36 (d)	456	308,293
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 0.00%, 4/25/24 (d)	6	5,013
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35 (d)	194	139,245

		712,908

Total Non-Agency Mortgage-Backed Securities — 2.1%		9,789,254

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.5%
Federal Housing Administration:
USGI Projects, Series 99, 7.43%, 6/01/21 - 10/01/23	3,230	3,133,481
Reilly Projects, Series 41, 8.28%, 3/01/20	49	47,842
Resolution Funding Corp., 0.00%, 4/15/30 (d)	13,000	8,292,180

		11,473,503

Collateralized Mortgage Obligations — 63.9%
Fannie Mae Mortgage-Backed Securities:
Series 2014-28, Class BD, 3.50%, 1/25/42 - 8/25/43	23,508	24,686,757
Series 2011-117, Class CP, 4.00%, 12/25/40 - 11/25/41	17,410	19,478,966
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000	49,879,226
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000	11,308,940
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264	13,504,565

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 2004-31, Class ZG, 7.50%, 5/25/34	$4,198	$5,234,260
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	162	204,271
Series 2005-73, Class DS, 17.07%, 8/25/35 (a)	1,098	1,383,373
Series 1991-87, Class S, 26.19%, 8/25/21 (a)	17	24,465
Series G-49, Class S, 1,015.59%, 12/25/21 (a)	—(e)	375
Series G-17, Class S, 1,061.87%, 6/25/21 (a)	73	985
Series G-33, Class PV, 1,078.42%, 10/25/21	72	419
Series G-07, Class S, 1,123.73%, 3/25/21 (a)	—(e)	1,312
Series 1991-46, Class S, 2,476.69%, 5/25/21 (a)	47	2,579
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.06%, 1/25/28 (a)	1,188	1,246,167
Series 4242, Class PA, 3.50%, 5/15/41	8,137	8,555,893
Series 4016, Class BX, 4.00%, 11/15/40 - 9/15/41	26,292	28,809,586
Series 4316, Class VB, 4.50%, 8/15/32 - 3/15/34	20,787	22,947,918
Series 3856, Class PB, 5.00%, 5/15/41	10,000	11,665,150
Series 2927, Class BZ, 5.50%, 5/15/23 - 2/15/35	10,702	11,600,605
Series 2542, Class UC, 6.00%, 12/15/22	2,706	2,973,425
Series 0040, Class K, 6.50%, 8/17/24	154	176,265
Series 2218, Class Z, 8.50%, 3/15/20 - 3/15/30	2,729	3,199,753
Series 0173, Class R, 9.00%, 11/15/21	5	5
Series 0075, Class R, 9.50%, 1/15/21	—(e)	1
Series 0173, Class RS, 9.67%, 11/15/21 (a)	—(e)	5
Series 2861, Class AX, 10.52%, 9/15/34 (a)	25	26,271
Series 1160, Class F, 39.37%, 10/15/21 (a)	8	14,417
Series 0075, Class RS, 62.30%, 1/15/21 (a)	—(e)	1

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	2

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 1057, Class J, 1,008.00%, 3/15/21	$37	$350
Series 0192, Class U, 1,009.03%, 2/15/22 (a)	1	21
Series 0019, Class R, 16,280.28%, 3/15/20 (a)	2	349
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	19,300	20,181,064
Series 2011-88, Class PY, 4.00%, 1/20/39 - 6/20/41	51,891	55,536,994
Series 2004-89, Class PE, 6.00%, 10/20/34	368	387,026
Series 1996-5, Class Z, 7.00%, 5/16/26	261	292,306

		293,324,065

Interest Only Collateralized Mortgage Obligations — 3.1%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	146	4,531
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	88	3,037
Series 2013-45, Class EI, 4.00%, 2/25/27 - 4/25/43	19,213	1,873,260
Series 2010-74, Class DI, 5.00%, 12/25/39	9,532	610,914
Series 1997-90, Class M, 6.00%, 1/25/28	2,153	356,447
Series 1999-W4, 6.50%, 12/25/28	158	19,009
Series 2011-124, Class GS, 6.52%, 3/25/37 (a)	13,737	1,703,429
Series 1993-199, Class SB, 7.32%, 10/25/23 (a)	138	8,094
Series 089, Class 2, 8.00%, 10/25/18	2	99
Series 007, Class 2, 8.50%, 4/25/17	1	65
Series G92-05, Class H, 9.00%, 1/25/22	15	972
Series 094, Class 2, 9.50%, 8/25/21	1	189
Series 1990-136, Class S, 19.89%, 11/25/20 (a)	5,409	7,426
Series 1991-139, Class PT, 648.35%, 10/25/21	97	741
Series 1991-099, Class L, 930.00%, 8/25/21	42	380

U.S. Government Sponsored Agency Securities	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 1990-123, Class M, 1,009.50%, 10/25/20	$8	$81
Series G92-12, Class C, 1,016.90%, 2/25/22	73	444
Series G-10, Class S, 1,087.12%, 5/25/21 (a)	215	4,635
Series G-12, Class S, 1,154.03%, 5/25/21 (a)	146	2,528
Freddie Mac Mortgage-Backed Securities:
Series 2559, 0.50%, 8/15/30 (a)	59	525
Series 3744, Class PI, 4.00%, 1/15/35 - 6/15/39	35,415	2,931,934
Series 4026, 4.50%, 4/15/32	4,434	614,932
Series 2611, Class QI, 5.50%, 9/15/32	1,093	93,115
Series 1043, Class H, 44.17%, 2/15/21 (a)	4,529	8,611
Series 1054, Class I, 865.25%, 3/15/21 (a)	34	625
Series 0176, Class M, 1,010.00%, 7/15/21	14	296
Series 1056, Class KD, 1,084.50%, 3/15/21	23	263
Series 1148, Class E, 1,174.98%, 10/15/21 (a)	57	950
Series 0200, Class R, 197,127.04%, 12/15/22 (a)	—(e)	557
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.29%, 12/16/39	2,179	338,666
Series 2011-52, Class MJ, 6.47%, 4/20/41	13,419	2,796,016
Series 2011-52, Class NS, 6.49%, 4/16/41	14,954	2,757,120

		14,139,891

Mortgage-Backed Securities — 73.6%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43 (f)	26,852	27,308,063
3.50%, 10/01/42 - 6/01/45 (f)(g)	32,758	34,267,471
4.00%, 1/01/41 - 9/01/42 (f)	29,716	31,830,675
4.50%, 8/01/25 - 6/01/45 (f)(g)	84,983	93,136,927
5.00%, 1/01/23 - 6/01/45 (f)(g)	69,631	77,706,259
5.50%, 1/01/16 - 10/01/39 (f)(g)	31,444	35,048,753

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
5.97%, 8/01/16	$2,895	$3,038,370
6.00%, 6/01/45 (g)	21,800	24,906,500
6.50%, 12/01/37 - 10/01/39	8,540	9,835,461
7.50%, 2/01/22	—(e)	54
9.50%, 1/01/19 - 9/01/19	2	1,590
Freddie Mac Mortgage-Backed Securities:
2.48%, 1/01/35 (a)	179	183,156
2.55%, 10/01/34 (a)	107	110,146
3.14%, 11/01/17 (a)	1	1,169
5.00%, 2/01/22 - 4/01/22	262	280,416
9.00%, 9/01/20	13	14,099
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	113	114,929
8.00%, 10/15/22 - 8/15/27	48	51,781
9.00%, 4/15/20 - 9/15/21	2	3,026

		337,838,845

Principal Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities:
Series 2002-13, Class PR, 0.00%, 6/25/23 - 3/25/32 (d)	254	248,000
Series 1993-70, Class A, 0.01%, 2/25/21 - 5/25/23	125	123,508
Freddie Mac Mortgage-Backed Securities:
Series T-8, Class A10, 0.00%, 3/15/24 - 11/15/28 (d)	442	436,464
Series 1571, Class G, 0.01%, 11/15/22 - 8/15/23	244	241,637

		1,049,609

Total U.S. Government Sponsored Agency Securities — 143.3%		657,825,913

U.S. Treasury Obligations

U.S. Treasury Notes:
1.00%, 11/30/19 (f)	2,965	2,913,806
1.38%, 4/30/20	200	199,109
1.50%, 5/31/20	4,020	4,025,652
1.63%, 11/15/22	780	765,558
2.13%, 5/15/25	2,905	2,913,625

Total U.S. Treasury Obligations — 2.4%		10,817,750

Total Long-Term Investments (Cost — $674,704,143) — 148.5%		681,438,151

Short-Term Securities	Shares	Value

Money Market Funds — 4.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (h)(i)	21,200,927	$21,200,927

Borrowed Bond Agreement – 0.2%	Par (000)

Credit Suisse Securities (USA) LLC, 0.16%. Open (Purchased on 4/20/15 to be repurchased at $972,020, collateralized by U.S. Treasury Bond, 2.75%, 11/15/42, par and fair value of $917,000 and $894,935, respectively)	$972	972,020

Total Short-Term Securities (Cost — $22,172,947) — 4.8%		22,172,947

Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $696,877,090*) — 153.3%		703,611,098

Borrowed Bonds

U.S. Treasury Bonds, 2.75%, 11/15/42	917	(894,935)

Total Borrowed Bonds (Proceeds - $842,347) – (0.2%)		(894,935)

TBA Sale Commitments

Fannie Mae Mortgage-Backed Securities (g):
4.50%, 6/16/30	4,000	(4,176,735)
5.00%, 6/16/30 – 7/14/45	28,400	(31,561,494)

Total TBA Sale Commitments (Proceeds — $35,747,910) — (7.8)%		(35,738,229)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments (Cost — $661,129,809) — 145.5%		666,977,934
Liabilities in Excess of Other Assets — (45.5)%		(207,890,464)

Net Assets — 100.0%		$459,087,470

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$697,009,785

Gross unrealized appreciation	$29,537,711
Gross unrealized depreciation	(22,936,398)

Net unrealized appreciation	$6,601,313

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	4

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Zero-coupon bond.
(e)	Amount is less than $500.
(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction. As of May 31, 2015, Unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation(Depreciation)
Credit Suisse Securities (USA) LLC	$(1,241,160)	$12,520
Deutsche Bank Securities, Inc.	$(13,276,451)	$(330)
Goldman Sachs & Co.	$36,508,600	$93,373
J.P. Morgan Securities LLC	$(209,524)	$38

(h)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,012,499	13,188,428	21,200,927	$3,360

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date [1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.09%	7/07/14	Open	$2,831,575	$2,833,897
Credit Suisse Securities (USA) LLC	0.21%	4/20/15	Open	15,009,000	15,012,589
HSBC Securities (USA) Inc.	0.25%	5/12/15	6/11/15	168,934,000	168,956,290
Total				$186,774,575	$186,802,776

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	$2,991,225	$(9,548)
(165)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$21,068,437	(96,983)
(593)	Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	$92,285,625	(1,048,466)
141	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	$22,599,656	204,361
(294)	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$64,344,657	(78,739)
(219)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$26,220,117	(95,008)
(12)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	$2,983,050	(7,973)
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	$2,977,650	(6,548)

Total					$(1,138,904)

•	As of May 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation
0.46% [2]	3-month LIBOR	Chicago Mercantile	6/11/15	$100	$3

[2]	Trust pays the floating rate and receives the fixed rate.

•	As of May 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Appreciation (Depreciation)
2.81% [3]	3-month LIBOR	Citibank N.A.	2/06/16	$20,000	$328,805	—	$328,805
3.43% [3]	3-month LIBOR	JPMorgan Chase Bank N.A.	3/28/21	$6,000	563,318	$(163,160)	726,478
5.41% [3]	3-month LIBOR	JPMorgan Chase Bank N.A.	8/15/22	$9,565	2,276,727	—	2,276,727
5.72% [3]	3-month LIBOR	JPMorgan Chase Bank N.A.	7/14/16	$5,400	312,424	—	312,424
4.87% [3]	3-month LIBOR	Goldman Sachs Bank USA	1/25/16	$5,500	159,498	—	159,498
4.31% [4]	3-month LIBOR	Deutsche Bank AG	10/01/18	$60,000	(6,034,342)	—	(6,034,342)
Total					$(2,393,570)	$(163,160)	$(2,230,410)

[3]	Trust pays the floating rate and receives the fixed rate.
[4]	Trust pays the fixed rate and receives the floating rate.

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	6

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,455,134	$550,100	$3,005,234
Non-Agency Mortgage-Backed Securities	—	7,562,530	2,226,724	9,789,254
U.S. Government Sponsored Agency Securities	—	653,587,013	4,238,900	657,825,913
U.S. Treasury Obligations	—	10,817,750	—	10,817,750
Short-Term Securities:
Borrowed Bond Agreement	—	972,020	—	972,020
Money Market Fund	$21,200,927	—	—	21,200,927
Liabilities:
Investments:
Borrowed Bonds	—	(894,935)	—	(894,935)
TBA Sale Commitments	—	(35,738,229)	—	(35,738,229)

Total	$21,200,927	$638,761,283	$7,015,724	$666,977,934

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$204,361	$3,803,935	—	$4,008,296
Liabilities:
Interest rate contracts	(1,343,265)	(6,034,342)	—	(7,377,607)

Total	$(1,138,904)	$(2,230,407)	—	$(3,369,311)

[1]	Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face amount, including accrued interest, for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$1,380	—	—	$1,380
Cash pledged for financial futures contracts	2,238,500	—	—	2,238,500
Cash pledged as collateral on borrowed bond agreements	203,000	—	—	203,000
Cash pledged as collateral on OTC derivatives	6,500,000			6,500,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(4,540,000)	—	(4,540,000)
Reverse repurchase agreements	—	(186,802,776)	—	(186,802,776)
Total	$8,942,880	$(191,342,776)	—	$(182,399,896)

During the period ended May 31, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	8

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2014	$626,872	$2,708,549	$3,612,672	$6,948,093
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(104,916)	—	(8,580)	(113,496)
Net realized gain (loss)	(187,054)	15	(12,353)	(199,392)
Net change in unrealized appreciation (depreciation)[1]	215,198	(481,824)	24,640	(241,986)
Purchases	—	—	12,030,119	12,030,119
Sales	—	(16)	(11,407,598)	(11,407,614)
Closing Balance, as of May 31, 2015.	$550,100	$2,226,724	$4,238,900	$7,015,724
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015[1]	$215,198	$(481,824)	$24,640	$(241,986)

[1]	Included in the related net change in unrealized appreciation (depreciation).
[2]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015 is generally due to investments no longer held or categorized as level 3 at period end.

Certain of the Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2015	9

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: July 23, 2015

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Trust, Inc.

Date: July 23, 2015